UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:
                                             Concorde Funds, Inc.
                                             5430 LBJ Freeway, #1500
                                             Dallas, TX  75240

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the
     issuer, check the box but do not list series or classes):        X

3.   Investment Company Act File Number:          811-05339

     Securities Act File Number:                  33-17423

4(a).     Last day of fiscal year for which this
          Form is filed:
                                                  September 30, 2005

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

     Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of
            securities sold during the
            fiscal year pursuant to
            section 24(f):                                         $1,181,803
                                                                   ----------
     (ii)   Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                         $  693,406
                                                     ----------
     (iii)  Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than
            October 11, 1995 that were not
            previously used to reduce registration
            fees payable to the Commission:          $1,436,779
                                                     ----------
     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                          $2,130,185
                                                                   ----------
     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                       $        0
                                                                   ----------
     (vi)   Redemption credits available for use
            in future years                         $(  948,382)
                                                     ----------
            -  if Item 5(i) is less than Item 5(iv)
            -  [subtract Item5(iv) from Item 5(i)]:

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                       X       0.01070%
                                                                   ----------
     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)]  (enter "0" if no
            fee is due):                                     =     $     0.00
                                                                   ----------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
     deducted here :             .  If there is a number of shares or other
                     ------------
     units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
     number here :               .
                    -------------

7.   Interest due - if this Form is being filed more
     than 90 days after the end of the issuer's fiscal year
     (see Instruction D):                                         +$        0
                                                                   ----------
8.   Total of the amount of the registration fee due
     plus any interest due [line 5(viii) plus line 7]:            =$     0.00
                                                                   ----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 20, 2004
          Method of Delivery:
               Wire Transfer
               Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)        /s/ John A. Stetter
                                          -------------------
                                          John A. Stetter, Secretary
                                          --------------------------
          Date     12/9/05
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